Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2014
EARNINGS (LOSSES) PER SHARE [Abstract]
Earnings Per Share

24. EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the years indicated (in thousands except per share data):

	For the year ended December 31,
	2012	2013	2014
Numerator:
Net income (loss) attributable to Changyou.com Limited	$282,400	$268,642	$(3,381)
Numerator for basic earnings (losses) per share	282,400	268,642	(3,381)
Numerator for diluted earnings (losses) per share	282,400	268,642	(3,381)
Denominator:
Weighted average number of ordinary shares outstanding — basic	105,656	106,252	105,722
Incremental shares from convertible bonds	—	—	—
Incremental shares from treasury share method—restricted share units	1,136	424	—

Weighted average number of ordinary shares outstanding — diluted	106,792	106,676	105,722

Basic net income (loss) per share	$2.67	$2.53	$(0.03)
Diluted net income (loss) per share	$2.64	$2.52	$(0.03)

As of December 31, 2014, a total of 120 outstanding non-vested restricted shares were excluded from the computation of dilutive loss per share for the years ended December 31, 2014 because of their anti-dilutive effect. There were no potential ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share for any of the years ended December 31, 2012 and 2013. The dilutive effects of restricted shares are calculated using the treasury stock method.